P E A R   T R E E    F U N D S

February 7, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:  Pear Tree Funds (the “Trust”)
     (File Nos. 333-102055; 811-03790; Reg. No. 02-84904)

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the Trust hereby a supplement, dated February 7, 2014, to the Prospectus and Statement of Additional Information of the Trust dated August 1, 2013.

Any comments or questions concerning this filing should be directed to me at 781-676-5967.

Very truly yours,

/s/ Kelly J. Lavari
Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  wwwpeartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC